Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of carrying amounts of financial assets and financial liabilities
	December 31, 2021	December 31, 2020
Financial assets
Cash and cash equivalents	984,191	11,258,870
Loans and receivables
Other non-current financial assets	199,105	20,001
Other receivables	255,187	10,040
Total financial assets	1,438,483	11,288,911

Financial liabilities
At amortized cost
Trade and other payables	3,697,723	762,453
Accrued expenses	1,048,575	1,433,106
Loan	—	523,920
Non-current lease liabilities	461,485	—
Current lease liabilities	114,251	—
At fair value through profit and loss
Derivative financial instruments	1,233	316,757
Total financial liabilities	5,323,267	3,036,236

Schedule of analysis the remaining contractual maturities of financial liabilities
	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2021
Trade and other payables	3,697,723	3,697,723	—	—	3,697,723
Accrued expenses	1,048,575	1,048,575	—	—	1,048,575
Loan and borrowings	—	—	—	—	—
Non-current lease liabilities	461,485	—	117,856	343,629	461,485
Current lease liabilities	114,251	28,231	86,020	—	114,251
Derivative financial instruments	1,233	—	—	1,233	1,233
Total	5,323,267	4,774,529	203,876	344,862	5,323,267

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2020
Trade and other payables	762,453	762,453	—	—	762,453
Accrued expenses	1,433,106	1,433,106	—	—	1,433,106
Loan and borrowings	523,920	473,920	50,000		523,920
Derivative financial instruments	316,757	310,439	—	6,318	316,757
Total	3,036,236	2,979,918	50,000	6,318	3,036,236

Schedule of fair value measurement of assets and liabilities and valuation techniques
	Fair values as at		Fair
Financial assets / liabilities	December 31, 2021	December 31, 2020	value hierarchy	Valuation technique(s) and key input(s)
Derivative financial liabilities – Warrants from public offerings	Liability 1,233	Liability 6,318	Level 2

Black-Scholes option pricing model

The share price is determined by Company’s NASDAQ quoted-price. The strike price and maturity are defined by the contract. The volatility assumption is driven by Company’s historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial liabilities – Embedded derivatives	—	310,439	Level 3

Monte Carlo simulation model

The valuation is based on input parameters classified as level 3. Input parameters include the historical volatility of AMHL shares, risk-free rate, expected remaining life, expected exercise date and share prices of AMHL at valuation dates.

Schedule of resonably alternative assumptions for the valuation of the option component of the convertible loan
	Dec 31, 2021		Dec 31, 2020
	Increase/Decrease in volatility assumption	Effect on result before taxes on CHF	Increase/Decrease in volatility assumption	Effect on result before taxes on CHF
Change in volatility	—	—	+5%	2,770
	—	—	-5%	-5,475

Schedule of fair value measurement of derivative financial instrument
			Non-cash changes
	01.01.2021	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2021
Derivative financial instrument	316,757	—	410,918	(726,442)	1,233
Loans	523,920	(50,000)	—	(473,920)	—
Lease liabilities	—	(21,700)	—	597,436	575,736
Total	840,677	(71,700)	410,918	(602,926)	576,969

			Non-cash changes
	01.01.2020	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2020
Derivative financial instrument	4,353	—	219,315	93,089	316,757
Loans	—	1,522,931	—	(999,011)	523,920
Total	4,353	1,522,931	219,315	(905,922)	840,677

Schedule of carrying amounts of financial assets and financial liabilities
	December 31, 2021	December 31, 2020
Financial assets
Cash and cash equivalents	984,191	11,258,870
Trade receivables	21,746	—
Other receivables	255,187	10,040
Total	1,261,124	11,268,910

Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk
	2021			2020
in CHF	USD	EUR	AUD	USD	EUR
Cash and cash equivalents	388,950	539,474	—	9,214,709	694,287
Trade and other receivables	1,436,086	26,843	1,274,271	479	—
Trade and other payables	(104,676)	(2,615,791)	—	(75,712)	(397,853)
Accrued expenses	(163,823)	(295,467)	—	(34,648)	(569,400)
Net statement of financial position exposure -asset/(liability)	1,556,537	(2,344,941)	1,274,271	9,104,828	(272,966)